SCHEDULE OF CONSOLIDATED STATEMENTS OF EQUITY (RESTATED) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance		$ 36,616,002		$ 61,816,485	$ 36,616,002	$ 61,816,485	$ 61,816,485	$ 94,000,253
Balance, shares		2,877,045		2,527,045	2,877,045	2,527,045	2,527,045	2,512,815
Issuance of common stock upon stock option exercise								$ (54)
Issuance of common stock upon stock option exercise, shares					48,718			3,006
Issuance of common stock for legal settlement								$ 241,740
Issuance of common stock for legal settlement, shares	900,000
Stock based compensation							$ 2,093,549	27,949,257
Other comprehensive loss	$ (51,595)	$ 16,673	$ (34,256)	$ (114,095)			(70,273)	4,277
Comprehensive loss	(5,924,696)		(4,290,315)		$ (11,576,353)	$ (7,618,392)	(25,809,928)	$ (60,378,988)
Prior period adjustments made to accumulated deficit							$ (1,413,548)
Balance, shares							2,877,045	2,527,045
Balance	$ 32,693,292	$ 34,609,079	$ 54,766,441	58,732,662	$ 32,693,292	54,766,441	$ 36,640,645	$ 61,816,485
Common Stock [Member]
Balance				$ 2,527		$ 2,527	$ 2,527	$ 2,513
Balance, shares	4,728,322	2,877,045	2,527,045	2,527,045	2,877,045	2,527,045	2,527,045	2,512,816
Issuance of common stock upon stock option exercise								$ 3
Issuance of common stock upon stock option exercise, shares								3,006
Issuance of common stock for legal settlement								$ 3
Issuance of common stock for legal settlement, shares								3,000
Stock based compensation							$ 350	$ 8
Stock based compensation, shares							350,000	8,224
Other comprehensive loss
Comprehensive loss
Balance, shares	7,446,972	4,728,322	2,527,045	2,527,045	7,446,972	2,527,045	2,877,045	2,527,045
Balance	$ 7,447	$ 4,728	$ 2,527	$ 2,527	$ 7,447	$ 2,527	$ 2,877	$ 2,527
Additional Paid-in Capital [Member]
Balance				267,597,370		267,597,370	267,597,370	239,406,387
Issuance of common stock upon stock option exercise								(57)
Issuance of common stock for legal settlement								241,737
Stock based compensation							2,093,199	27,949,249
Other comprehensive loss
Comprehensive loss
Balance	277,489,875	273,342,842	268,314,068	267,955,719	277,489,875	268,314,068	269,690,569	267,597,370
Retained Earnings [Member]
Balance				(208,187,210)		(208,187,210)	(208,187,210)	(148,188,138)
Issuance of common stock upon stock option exercise
Issuance of common stock for legal settlement
Stock based compensation
Other comprehensive loss
Comprehensive loss							(25,537,315)	(59,999,072)
Prior period adjustments made to accumulated deficit							(1,381,681)
Balance	(246,784,505)	(240,815,185)	(215,665,735)	(211,447,647)	(246,784,505)	(215,665,735)	(235,106,206)	(208,187,210)
AOCI Attributable to Parent [Member]
Balance				3,622		3,622	3,622	(655)
Issuance of common stock upon stock option exercise
Issuance of common stock for legal settlement
Stock based compensation
Other comprehensive loss	(51,595)	16,673	(32,256)	(114,095)			(70,273)	4,277
Comprehensive loss
Prior period adjustments made to accumulated deficit							(25,016)
Balance	(101,946)	(50,351)	(144,729)	(110,473)	(101,946)	(144,729)	(67,024)	3,622
Parent [Member]
Balance				59,416,309		59,416,309	59,416,309	91,220,107
Issuance of common stock upon stock option exercise								(54)
Issuance of common stock for legal settlement								241,740
Stock based compensation							2,093,549	27,949,257
Other comprehensive loss	(51,595)	16,673	(34,256)	(114,095)			(70,273)	4,277
Comprehensive loss							(25,537,315)	(59,999,072)
Prior period adjustments made to accumulated deficit							(1,406,413)
Balance	30,661,222	32,532,385	52,506,131	56,400,126	30,661,222	52,506,131	34,520,216	59,416,309
Noncontrolling Interest [Member]
Balance				2,400,176		2,400,176	2,400,176	2,780,092
Issuance of common stock upon stock option exercise
Issuance of common stock for legal settlement
Stock based compensation
Other comprehensive loss
Comprehensive loss							(272,612)	(379,916)
Prior period adjustments made to accumulated deficit							(7,135)
Balance	$ 2,032,070	$ 2,076,694	$ 2,260,310	$ 2,332,536	$ 2,032,070	$ 2,260,310	$ 2,120,429	$ 2,400,176